NOTES PAYABLE (Tables)	12 Months Ended
Jan. 31, 2026
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

As of January 31, 2026, the Company’s outstanding notes payable are as follows:

			Extended (1)
	Issue	Maturity	Maturity		Interest		Accrued
Lender	Date	Date	Date	Amount	Rate	Secured	Interest
Feehan Partners	10/28/24	10/28/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	11/4/24	11/4/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	11/20/24	11/20/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	12/3/24	12/3/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	4/15/25	4/15/26	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	6/30/25	10/1/25	4/30/27	$40,000	N/A	Yes	$-
Feehan Partners	8/5/25	4/30/26	4/30/27	$15,000	N/A	No	$-
Gil Atzmon (2)	8/12/25	2/28/26		$25,000	7.5%	No	$889
Jon Powell (2)	8/12/25	2/28/26		$25,000	7.5%	No	$889
Feehan Partners	9/25/25	4/30/26	4/30/27	$5,000	N/A	No	$-
Feehan Partners	10/14/25	4/30/26	4/30/27	$15,000	N/A	No	$-
Feehan Partners	10/31/25	2/28/26	4/30/27	$2,000	N/A	No	$-
Feehan Partners	12/1/25	4/30/26	4/30/27	$2,000	N/A	No	$-
Feehan Partners	12/11/25	4/30/26	4/30/27	$5,000	N/A	No	$-
Girish Gaitonde (2)	12/22/25	2/28/26		$50,000	7.5%	No	$411
Tomasa Zwicke (2)	12/22/25	2/28/26		$25,000	7.5%	No	$205
PV Partners, LP (2)	1/15/26	2/13/26		$100,000	10.5%	No	$460
Jeff Hembrock (2)	1/16/26	2/13/26		$50,000	7.5%	No	$154
Gil Atzmon	1/16/26	3/16/26		$30,000	12.0%	No	$148
Jon Powell	1/16/26	3/16/26		$30,000	12.0%	No	$148
Michael Ward (2)	1/16/26	2/13/26		$25,000	10.5%	No	$108
Total				$569,000			$3,412

Note: Feehan Partners is a related party. See Note 6.

(1)	On March 3, 2025, notes extended to April 30, 2027.

(2)	In default at the time of filing of this Form 10-K (see Note 10).

SCHEDULE OF FUTURE MINIMUM PAYMENTS	The future payments are as follows: Notes
Fiscal Year
2027	$569,000
2028	$-
2029	$-
2030	$-
2031	$-
Thereafter	$-
Total	$569,000